Derivatives Assets And Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of Derivative Liabilities [Abstract]
Derivative Assets And Liabilities

14.	DERIVATIVES ASSETS AND LIABILITIES
The notes indentures grant the Company the option to prepay the notes prior to the maturity of the instruments, and specifies a premium during each applicable time period. These prepayment options have been accounted for as embedded derivatives and are outlined below. The Company may redeem the secured notes in whole or in part at any time during the twelve-month period beginning on December 15, 2021 at a redemption price equal to 100% of the principal amount of the secured notes redeemed, plus accrued and unpaid interest to the date of redemption.
During the year ended December 31, 2021, the Company entered into foreign currency put options to mitigate the risk that a devaluation of the U.S. dollar against the Canadian dollar would reduce the Canadian dollar equivalent of the U.S. dollar sales proceeds and the Company would not have sufficient Canadian dollar funds to contribute to the operations of the GK Mine. These derivatives have been classified as
“non-hedge
derivatives”. Changes in fair value of the foreign currency put option contracts are recognized in net income or loss as gains or losses on derivatives.
The Company has US$22 million foreign currency put option contracts outstanding at a strike price of 1.28 with settlement dates from February 2022 to December 2022.
Subsequent to the year end, the Company entered into a further US$22 million foreign currency put option contract at a strike price of 1.25 with settlement dates from February 2022 to December 2022.
The following table presents the various derivatives assets as at December 31, 2021 and 2020

	December 31, 2021	December 31, 2020

Prepayment option embedded derivatives	$-	$162

Currency derivative contract	731	-

Current portion of embedded derivatives	44	23

Total	$775	$185

The following table presents amounts recognized in the Consolidated Statement of Comprehensive Income (Loss) for the years ended December 31, 2021 and 2020:

	Year ended	Year ended

	December 31, 2021	December 31, 2020

Gain on currency derivative contract	$61	$158

Loss on prepayment option embedded derivative	(128)	(31)

Total	$(67)	$127